Financial Instruments - Schedule of Contractual Cash Flow Requirements (Parenthetical) (Details)	Apr. 30, 2021 CAD ($)
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Deferred acquisition payments	$ 498,361